Intangible Asset - Net (Tables)	12 Months Ended
Dec. 31, 2021
Finite Lived Intangible Assets Net [Abstract]
Schedule of Intangible Asset - Net
	December 31,
	2021	2020
Computer software	$1,780	$1,586
Less: accumulated amortization	300	112
Net carrying value	$1,480	$1,474